Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, England
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Blue Gold Limited and subsidiary (the “Company”) as of December 31, 2025, and the related consolidated statements of operations and other comprehensive loss, changes in stockholders’ deficit, and cash flows for the period ended December 31, 2025, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and the results of its operations and its cash flows for the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

As part of our audit of the 2025 consolidated and combined financial statements, we also audited the adjustments to the 2024 combined financial statements to include weighted average shares outstanding in order to compute net income per basic and diluted share during the year ended December 31, 2024. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the Company’s 2024 combined financial statements other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2024 combined financial statements as a whole.